Share Capital, Share Premium And Other Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Of Share Capital And Share Premium

	Quantity			Millions of russian rubles
	Ordinary shares	Treasury shares	Shares outstanding	Share capital	Share premium	Treasury shares

As of January 1, 2021	203,729,960	—	203,729,960	11	133,439	—
Issue of shares upon exercise of share-based awards	483,775	—	483,775	—	9	—
Issue of shares to employee-benefit trust	12,200,000	(12,200,000)	—	1	—	(1)
Release of shares from trust	—	4,108,368	4,108,368	—	1,476	—

As of December 31, 2021	216,413,735	(8,091,632)	208,322,103	12	134,924	(1)

Release of shares from trust	—	501,184	501,184	—	599	—

As of December 31, 2022	216,413,735	(7,590,448)	208,823,287	12	135,523	(1)

Summary Of Share Capital

	Authorized		Issued and fully paid
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Ordinary shares of USD 0.001 each	559,999,998	559,999,998	216,413,733	216,413,733
Class A shares of USD 0.001 each	2	2	2	2

	560,000,000	560,000,000	216,413,735	216,413,735